Merger Agreement - Additional Information (Detail)					9 Months Ended
	Oct. 10, 2017	Aug. 03, 2017 shares	Aug. 02, 2017 USD ($) $ / shares shares	Jul. 25, 2017 shares	Sep. 30, 2017 USD ($)	Jul. 24, 2017
Business Acquisition [Line Items]
Net proceeds from sale of common stock | $					$ 948,000
Subsequent Event [Member]
Business Acquisition [Line Items]
Reverse stock split description	1-for-5 reverse stock split
Reverse stock split, conversion ratio	0.2
Merger Agreement [Member]
Business Acquisition [Line Items]
Date of agreement				Jul. 25, 2017
Merger Agreement [Member] | Cooltech Holding Corp. ("Cooltech") [Member]
Business Acquisition [Line Items]
Common stock, shares issued				12,500,000
Net proceeds from sale of common stock | $			$ 948,000
Percentage of premium to closing bid price of common stock						10.00%
Merger Agreement [Member] | Cooltech Holding Corp. ("Cooltech") [Member] | Certain Shareholders [Member]
Business Acquisition [Line Items]
Common stock, shares issued			500,000
Common stock price, per share | $ / shares			$ 2.00
Warrants exercisable into additional shares of common stock			500,000
Exercise price of warrants, per share | $ / shares			$ 2.42
Share Purchase Agreement [Member] | Cooltech Holding Corp. ("Cooltech") [Member] | Certain Shareholders [Member]
Business Acquisition [Line Items]
Common stock, shares issued		875,000
Purchase agreement date		Aug. 03, 2017